Summary of Significant Principal Accounting Policies (Schedule of Concentration and Risks) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable, net	$ 56,312		¥ 229,502		¥ 364,782
Cost of products	$ 267,964	¥ 1,735,820	1,086,133	¥ 1,245,832
Accounts Receivable [Member] | Customer [Member] | A [Member]
Concentration Risk [Line Items]
Accounts receivable, net			54,478		¥ 77,764
Cost of Products [Member] | Supplier [Member] | B [Member]
Concentration Risk [Line Items]
Cost of products		257,069	304,578
Cost of Products [Member] | Supplier [Member] | C [Member]
Concentration Risk [Line Items]
Cost of products		317,576	¥ 212,345
Cost of Products [Member] | Supplier [Member] | D [Member]
Concentration Risk [Line Items]
Cost of products		¥ 245,427